Fees Summary	Dec. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,649,000
Previously Paid Amount	0.00
Total Fee Amount	405.56
Total Offset Amount	0.00
Net Fee	405.56
Narrative - Max Aggregate Offering Price	$ 2,649,000
Final Prospectus	true